JPMORGAN TRUST IV
277 PARK AVENUE
NEW YORK, NEW YORK 10172
August 24, 2020
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: JPMorgan Trust IV (the “Trust”), on behalf of the
Funds listed in Appendix A (the “Funds”)
File No. 333-208312
Ladies and Gentlemen:
On behalf of the Trust, we hereby submit for filing pursuant to Rule 497 under the Securities Act of 1933 exhibits containing interactive data format risk/return summary information for the Fund. These exhibits contain the risk/return summary information in the prospectuses and summary prospectuses for the Fund. The purpose of this filing is to submit the XBRL information from the Form 497 filing relating to the Funds submitted on August 19, 2020.
Please contact the undersigned at (212) 648-0919 if you have any questions.
Very truly yours,
/s/ Carmine Lekstutis

Carmine Lekstutis
Assistant Secretary
APPENDIX A
J.P. Morgan Funds
JPMorgan SmartSpendingSM 2015 Fund
JPMorgan SmartSpendingSM 2020 Fund

Exhibit Index
Exhibit Number	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase